                      SUPPLEMENT DATED AUGUST 4, 2010 TO

                      PROSPECTUS DATED APRIL 30, 2010 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

In the "Subaccounts" section of your variable annuity prospectus, please replace the subadviser for American Century Variable Portfolios, Inc. -- VP International Fund with "American Century Investment Management, Inc."

19771CB SUPPC 08/04/10